Mine properties, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [Abstract]
Disclosure of detailed information about Mine properties, plant and equipment [Table Text Block]
	Computer Equipment	Vehicles	Mine Properties	Buildings, Plant and Equipment	Construction In Progress	Total
Cost
Balance at December 31, 2023	$5,689	$346	$139,094	$240,061	$11,771	$396,961
Additions	1	-	13,666	10,492	14,429	38,588
Disposals and write-offs	(10)	-	-	(4,664)	-	(4,674)
Assets held for sale (note 6)	(4,894)	-	-	(5,679)	-	(10,573)
Reclassifications	-	-	-	9,007	(9,007)	-
Effects of changes in foreign exchange rates	(116)	(76)	(26,796)	(53,236)	(3,483)	(83,707)
Balance at December 31, 2024	$670	$270	$125,964	$195,981	$13,710	$336,595
Additions	77	-	21,126	3,347	2,986	27,536
Disposals and write-offs	(126)	(249)	-	(757)	-	(1,132)
Reclassifications	-	-	-	12,156	(12,156)	-
Effects of changes in foreign exchange rates	56	37	13,231	24,890	1,509	39,723
Balance at December 31, 2025	$677	$58	$160,321	$235,617	$6,049	$402,722

	Computer Equipment	Vehicles	Mine Properties	Buildings, Plant and Equipment	Construction In Progress	Total
Accumulated Depreciation
Balance at December 31, 2023	$2,455	$298	$49,734	$132,298	$-	$184,785
Depreciation	455	12	14,158	16,967	-	31,592
Disposals and write-offs	(10)	-	-	(4,664)	-	(4,674)
Assets held for sale (note 6)	(2,365)	-	-	(2,401)	-	(4,766)
Effects of changes in foreign exchange rates	(71)	(67)	(10,608)	(30,352)	-	(41,098)
Balance at December 31, 2024	$464	$243	$53,284	$111,848	$-	$165,839
Depreciation	113	12	11,426	14,852	-	26,403
Disposals and write-offs	(126)	(249)	-	(757)	-	(1,132)
Effects of changes in foreign exchange rates	35	33	5,480	14,197	-	19,745
Balance at December 31, 2025	$486	$39	$70,190	$140,140	$-	$210,855
Net Book Value
At December 31, 2024	$206	$27	$72,680	$84,133	$13,710	$170,756
At December 31, 2025	$191	$19	$90,131	$95,477	$6,049	$191,867